Employee Benefits - Summary of Sensitivity Analysis of Defined Benefit Obligation for Weighted Principle Assumption (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Discount Rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%
Increase in assumption	$ (468)
Decrease in assumption	$ 501
Actuarial assumption of price inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%
Increase in assumption	$ 152
Decrease in assumption	$ (163)
Future Salary Increase [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%
Increase in assumption	$ 28
Decrease in assumption	$ (26)
Medical Cost Trend Rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	1.00%
Increase in assumption	$ 45
Decrease in assumption	$ (39)
Longevity [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	One year
Increase in assumption	$ 220
Decrease in assumption	$ (229)